Debt (Tables)	12 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Schedule of debt
	September 30,
	2014	2015
Term loans-Bank	$3,935,574	$3,404,759
Equipment loans	528,876	334,093
Unamortized debt discount	(85,706)	(73,442)
	4,378,744	3,665,410
Less current portion	725,706	742,646
Long-term debt, excluding current portion	$3,653,038	$2,922,764

Schedule of future maturities of debt
2016	$742,646
2017	717,794
2018	637,479
2019	509,864
2020	523,062
Thereafter	608,007
$3,738,852